Note 15 - Subsequent Events (Details) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Jan. 31, 2015
Note 15 - Subsequent Events (Details) - Future Minimum Lease Payments [Line Items]
2015		$ 31
2016	229
2017	58
Total minimum lease payments	455	31
Subsequent Event [Member]
Note 15 - Subsequent Events (Details) - Future Minimum Lease Payments [Line Items]
2015			199
2016			229
2017			58
Total minimum lease payments			$ 486